LONG-TERM DEPOSITS	12 Months Ended
Dec. 31, 2012
Long-Term Investments [Abstract]
Deposits Assets Disclosure Noncurrent [Text Block]

NOTE 6 — LONG-TERM DEPOSITS

	DECEMBER 31,
	2012	2011

Bank deposits (see also Note 11A)	$621	$1,093
	$621	$1,093

The bank deposits bear interest at an average annual rate of 1.3% and 2.1% for 2012 and 2011, respectively.